As filed with the U.S. Securities and Exchange Commission on July 29, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23450)

Global Beta ETF Trust
(Exact name of registrant as specified in charter)

2001 Market Street, Suite 2630

Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

Vince Lowry

2001 Market Street, Suite 2630

Philadelphia, PA 19103
(Name and address of agent for service)

(215) 531-8234

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
May 31, 2021 (Unaudited)

Global Beta ETF Trust

● Global Beta Smart Income ETF	| GBDV	| NYSE Arca
● Global Beta Low Beta ETF	| GBLO	| NYSE Arca
● Global Beta Rising Stars ETF (formerly the Global Beta Momentum-Growth ETF)	| GBGR	| NYSE Arca

Global Beta ETF Trust

Shareholder Letter	Global Beta ETF Trust

May 31, 2021

Dear Shareholder,

The dynamics of the market have changed drastically over the past 12 months as the U.S. economy has slowly begun to re-open. We have witnessed interesting market phenomena, from social media fueled run ups in securities that would have otherwise been on the brink of bankruptcy to the existential debate around the value and utilization of crypto-based assets. Meanwhile, the remaining shuttered parts of the U.S. economy are finally beginning to re-open, thanks in large part to the extraordinary speed and precision of key drug makers to bring highly effective and safe vaccines to the public.

However, the speed of the economic recovery is occurring with a backdrop of record federal and monetary stimulus from the Federal Government and the Federal Reserve, respectively. In addition to this, the White House administration recently proposed additional federal government spending to help lift remaining impaired areas of the economy and invest in the country’s general infrastructure. This has led to fears that we may see levels of inflation not observed since the 1970s. The Bureau of Labor statistics recently divulged that inflation grew year-over-year by 2.6% for the period ending 3/31/21. This was the first time year-over-year inflation grew by over 2% since February 2020, which was the month preceding the U.S. falling into recession due to COVID-19 related lockdowns. Despite the recent inflation reading, Fed Chair Jerome Powell remains quite dovish. Although the 10-year treasury yield has only risen to levels observed as recently as December 2019 (source: FactSet Research Systems), it is fair to wonder whether the financial markets are on to something. Despite 1970 level inflationary fears, that period certainly was not the only instance over the past 50 years where the U.S. economy observed rising U.S. treasury yields while the Federal Reserve remained accommodative. There have been several instances where varying levels of inflation were realized when the Federal Reserve was too dovish relative to the sentiment of the market, which is where we seem to find ourselves currently. In fact, from March 1971 through January 2021, inflation occurred over 91% of the time within 12 months of rising yields and accommodative monetary policy from the Federal Reserve. To provide context, we define “inflation” as any period where year-over-year GDP growth met or exceeded 2%. The average year-over-year GDP growth observed in those periods was 3.56%, and the average duration of inflation during those periods was roughly 36 months (source: FactSet Research Systems).

In addition to federal stimulus impacting the state of the economy, it has seemingly had an ancillary impact to investor behavior in the U.S. stock market. We have witnessed several stocks with failing business models that were further stressed due to the COVID-19 related lockdowns become revitalized from a capitalization standpoint from rogue social media groups. These groups encouraged investors to bid up these stocks to squeeze large investors out of large short positions in those names. When a stock’s price goes higher, it becomes more difficult and expensive for investors to hold short a position in a company, therefore, when the price of a stock is driven up, it generally forces investors with short positions to cover by purchasing shares of the stock, which consequently drives the price of the stock even higher. This caused mania in the market where stocks such as GameStop (“GME”) have seen large price swings over short periods of time. Consequently, this seemed to have impacted the rest of the market as investors with short positions in those types of names were forced to sell other stocks in their portfolio to raise the capital needed to cover their short positions. This domino effect seemed to spill over into institutional investors, who were then rebalancing their portfolios that were benchmarked to market cap weighted indexes, where their composition was impacted by the large market cap increases that these stocks experienced. As smaller capitalization stocks in those types of indexes increase, their position in the index increases while larger capitalization stocks see a relative decrease in their position.

How should investors proceed? We believe it is fair to operate under the assumption that some inflation will come into the economy for some period and investors ought to proceed accordingly. With that in mind, we looked at the investment landscape by factors to determine what parts of the market may benefit from periods of inflation. Based on our findings, we found that one year following inflation, growth-oriented securities continued to perform best. However, five years following inflation, yield and low volatility oriented securities began to perform best. As for the oddities occurring in the market, we believe the mania will subside as the unprecedented market liquidity begins to dry up with the Federal Reserve eventually reducing their positions in assets that they purchased during the COVID-19 recession as well as beginning to increase the cost to borrow money, while these newer investors begin to realize the risks that come with investing in the stock market.

Global Beta is a firm believer of longer-term investment horizons; therefore, we tend to look at medium and longer-term investment horizons when contemplating investment decisions.

Please be well and safe.

Sincerely,

Justin Lowry

President and CIO, Global Beta Advisors, LLC

1

Shareholder Letter (Continued)	Global Beta ETF Trust

May 31, 2021

Must be preceded or accompanied by a prospectus. Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying index. The Funds are subject to the risks of investing in equity securities. Please refer to the prospectus for a more detailed explanation of the Funds’ principal risks. There is no assurance that the investment objectives of the Funds will be achieved.

Current and future holdings are subject to change and risk.

Diversification does not assure a profit or protect against a loss in a declining market.

Global Beta Smart Income ETF, Global Beta Low Beta ETF and Global Beta Rising Stars ETF are distributed by Compass Distributors, LLC.

2

Portfolio Manager Commentary	Global Beta Smart Income ETF

May 31, 2021

The Global Beta Smart Income ETF (the “Fund” or “GBDV”) seeks to track the performance (before fees and expenses) of the Global Beta Smart Income Index (the “Target Index”). The Target Index is comprised of equity securities of U.S. companies in the highest quintile of the average twelve month trailing dividend yield over each of the prior four quarters in the S&P 900 (a broad-based benchmark index), and that rank in the top half of their respective GICS sector classification. The constituent securities of the Target Index are weighted based on their revenue, with each individual index constituent capped at 5% at each quarterly rebalance.

For the period, which spans from 12/01/20 through 05/31/21, the Fund outperformed its benchmark, the S&P 900 Index. For the period, the Fund’s NAV (Net Asset Value) returned 31.21%1 and its market price returned 31.51%, while its benchmark returned 17.53%. The outperformance was largely attributed to the re-opening of the U.S. economy as the country began to reduce the threat of the COVID-19 health crisis, thanks to the roll out of highly effective vaccines and treatments to the public. As the country began to reduce the threat of the COVID-19 health crisis, government leaders began to pull back mitigation efforts that hampered industries such as leisure, hospitality, and travel. As a result of consumers spending on travel and leisure again, we have seen oil prices increase as well as bond yields – indicating inflation from the pickup of consumer demand. The Fund was relatively overweight in both the energy and financials sectors, which accounted for nearly 40% of its outperformance to its benchmark. Additionally, companies in the technology sector underperformed as the economic re-opening began to reduce the demand for virtual interaction and at home entertain after these companies saw record growth from the COVID-19 stay-at-home orders. This resulted in these companies reaching all time high valuations, and thus, were priced for continued record growth. The Fund was relatively underweight relative to the technology sector, which accounted for nearly 26% of its outperformance to the benchmark. Thus, the Fund’s overweight positions in the energy and financials sectors coupled with its underweight position in the technology sector accounted for roughly 2/3 of its outperformance relative to its benchmark. As the economy continues to fully re-open with the backdrop of potentially additional federal stimulus, we may see more inflation, which would be positive for the energy and financials sectors and negative for the technology sector.

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Utilities	17.6%
Financials	15.9
Consumer Staples	14.5
Materials	11.8
Information Technology	11.4
Health Care	8.6
Communication Services	6.1
Industrials	4.2
Real Estate	3.9
Energy	3.0
Consumer Discretionary	2.6
Short-Term Investments and Other Assets and Liabilities	0.4
Total	100.0%

1.

A Fund’s per share net asset value (‘‘NAV’’) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (‘‘Market Price’’) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

3

Portfolio Manager Commentary	Global Beta Low Beta ETF

May 31, 2021

The Global Beta Low Beta ETF (the “Fund” or “GBLO”) seeks to track the performance (before fees and expenses) of the Global Beta Low Beta Factor Index (the “Target Index”). The Target Index is comprised of equity securities of U.S. companies from the S&P 500 (abroad-based benchmark index) in the lowest quintile (i.e., the lowest 20% of the S&P 500) based on their twelve month trailing beta relative to the S&P 500. Beta is a measure of the relative volatility of a security as compared to the market. The constituent securities of the Target Index are weighted based on their revenue, with each individual index constituent capped at 5% at each quarterly rebalance.

For the period, which spans from 12/01/20 through 05/31/21, the Fund underperformed its benchmark, the S&P 500 Index. For the period, the Fund’s NAV (Net Asset Value) returned 11.52%1 and its market price returned 11.76%, while its benchmark returned 16.95%. The underperformance was largely attributed to the risk-on nature of the market with high levels of liquidity provided by the Federal Reserve’s stimulus programs coupled with the beginning stages of the U.S. economic re-opening. As consumer spending began to increase, the prosect of inflation began to increase, which ultimately pushed prices of risk assets higher. As a result, stocks that generally have lower beta or standard deviation of returns began to underperform relative to higher beta names in the market. By nature of the Fund’s methodology, the Fund was relatively overweight in the consumer staples sector, which accounted for nearly 1/4 of its underperformance to its benchmark. Additionally, companies in the financials sector outperformed as the economic re-opening began to increase consumer demand in the backdrop of federal stimulus, sparking the prospect for inflation and higher bond yields. Higher bond yields generally increase profit margins for banks, which led that sector higher. The Fund was relatively underweight to the financials sector, which accounted for nearly 32% of its underperformance to the benchmark. Thus, the Fund’s overweight position in the consumer staples sector coupled with its underweight position in the financials sector accounted for over half of its underperformance relative to its benchmark. However, as valuations have become stretched relative to their historic norm, and as the Federal Reserve potentially begins to taper their stimulus programs, we may see heightened volatility in the market, which may bode well for lower beta and lower volatility names.

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Consumer Staples	28.6%
Health Care	21.8
Communication Services	14.2
Consumer Discretionary	11.0
Industrials	10.5
Financials	7.4
Utilities	2.6
Information Technology	2.5
Materials	1.1
Real Estate	0.5
Short-Term Investments and Other Assets and Liabilities	-0.2
Total	100.0%

1.

A Fund’s per share net asset value (‘‘NAV’’) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (‘‘Market Price’’) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

4

Portfolio Manager Commentary	Global Beta Rising Stars ETF

May 31, 2021

The Global Beta Rising Stars ETF (the “Fund” or “GBGR”) seeks to track the performance (before fees and expenses) of the FactSet Rising Stars Index (the “Target Index”). The Target Index is comprised of 100 U.S.-listed companies with operations in the technology sector and that are selected based on a combination of valuation- and growth-related factors. The Target Index may include small, medium, and large capitalization companies. The Target Index is expected to be predominantly comprised of companies in the technology sector and concentrated (i.e., hold 25% or more of its net assets) in companies in the software sub-industry.

Prior to December 18, 2020, the Fund was seeking to track the performance (before fees and expenses) of the Global Beta Momentum-Growth Factor Index. The Index was comprised of equity securities of U.S. companies from the S&P 500 in the highest quintile (i.e., the highest 20% of the S&P 500) based on their year-over-year revenue growth rate, as measured by their most recently reported quarterly revenue as compared to the quarterly revenue reported four quarters ago. The constituent securities of the Index were weighted based on free-float market capitalization, with each individual index constituent capped at 10% at each quarterly rebalance.

For the period, which spans from 12/01/20 through 05/31/21, the Fund underperformed its benchmark, the S&P 1500 Index. For the period, the Fund’s NAV (Net Asset Value) returned 6.47%1 and its market price returned 6.58%, while its benchmark returned 17.92%. The underperformance was largely attributed to the rotation out of growth-oriented securities and into value-oriented securities as the U.S. economy began to re-open following the roll out of effective vaccine and treatments to curb the COVID-19 health pandemic. The Fund focuses its investments in technology companies, which are generally companies that experience higher growth rates. Technology companies thrived over the past year as consumer demand for virtual communication and entertainment was at unprecedented levels due to the COVID-19 related lockdowns. As those lockdowns were lifted, the demand for those products and services waned, and given that those companies were generally priced for continued record growth, their recent performance has moderated relative to other segments of the market. However, Global Beta believes there will still be demand for these products and services as the behaviors and interactions adopted by businesses and consumers during the pandemic may continue beyond the pandemic. In any event, the Fund’s investment objective seeks to identify technology companies with relatively attractive valuations, which should bode well in an environment where investors put greater onus on evaluating fundamentals when making investments decisions.

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Software	46.1%
Internet and Data Services	12.5
Semiconductor Equipment and Services	9.5
Semiconductor Manufacturing	6.1
Communications Equipment	3.7
Electronic Components	3.7
Technology Consulting Services	3.6
Computer Hardware and Storage	2.7
Manufacturing Equipment and Services	2.6
Commercial Electronics	2.3
Consumer Electronics	2.3
Other Telecommunications Services	2.1
Media and Publishing Services	1.5
General Merchandise Retail	0.6
Investment Services	0.6
Mortgage Banking	0.5
Short-Term Investments and Other Assets and Liabilities	-0.4
Total	100.0%

1.

A Fund’s per share net asset value (‘‘NAV’’) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (‘‘Market Price’’) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

5

Schedule of Investments	Global Beta Smart Income ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 6.1%
Interpublic Group of Companies, Inc.	1,162	$39,148
Lumen Technologies, Inc.	5,501	76,134
Omnicom Group, Inc.	632	51,975
		167,257
Consumer Discretionary — 2.6%
H&R Block, Inc.	567	14,073
Leggett & Platt, Inc.	351	19,316
Newell Brands, Inc.	1,351	38,760
		72,149
Consumer Staples — 14.5%
Coca-Cola Co.	2,188	120,975
Kellogg Co.	796	52,130
Philip Morris International, Inc.	1,180	113,787
Walgreens Boots Alliance, Inc.	2,161	113,798
		400,690
Energy — 3.0%
Antero Midstream Corp.	73	701
Equitrans Midstream Corp.	54	445
Exxon Mobil Corp.	901	52,591
Kinder Morgan, Inc.	208	3,815
ONEOK, Inc.	50	2,637
Valero Energy Corp.	239	19,215
Williams Companies, Inc.	93	2,450
		81,854
Financials — 15.9%
Associated Banc-Corp.	243	5,587
CIT Group, Inc.	241	12,768
Citizens Financial Group, Inc.	657	32,784
Comerica, Inc.	168	13,186
Federated Hermes, Inc.	179	5,692
First Horizon National Corp.	633	12,071
F.N.B. Corp.	424	5,686
Franklin Resources, Inc.	780	26,684
Fulton Financial Corp.	214	3,709
Huntington Bancshares, Inc.	1,238	19,635
Janus Henderson Group PLC ^	276	10,629
KeyCorp	1,379	31,772
Mercury General Corp.	237	15,073
Navient Corp.	1,094	19,987
New York Community Bancorp, Inc.	538	6,440
Old Republic International Corp.	1,212	31,827
People’s United Financial, Inc.	474	8,963
Principal Financial Group, Inc.	921	60,224
Regions Financial Corp.	1,197	28,022
Synovus Financial Corp.	187	9,185
Umpqua Holdings Corp.	297	5,667
United Bankshares, Inc.	121	4,984
Unum Group	1,813	56,149
Valley National Bancorp	437	6,258
Webster Financial Corp.	84	4,761
		437,743

The accompanying notes are an integral part of these financial statements.

6

Schedule of Investments (Continued)	Global Beta Smart Income ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6% (Continued)
Health Care — 8.6%
Gilead Sciences, Inc.	1,386	$91,629
Patterson Companies, Inc.	641	20,858
Pfizer, Inc.	3,180	123,161
		235,648
Industrials — 4.2%
MSC Industrial Direct Co., Inc. - Class A	133	12,555
PACCAR, Inc.	744	68,121
Ryder System, Inc.	440	35,987
		116,663
Information Technology — 11.4%
Hewlett Packard Enterprise Co.	6,618	105,624
International Business Machines Corp.	862	123,904
NortonLifeLock, Inc.	422	11,673
Seagate Technology Holdings PLC ^	507	48,545
Xerox Holdings Corp.	1,076	25,232
		314,978
Materials — 11.8%
Amcor PLC ^	3,975	46,905
Chemours Co.	719	25,834
Compass Minerals International, Inc.	80	5,592
Dow, Inc.	1,851	126,645
International Paper Co.	1,446	91,242
Olin Corp.	594	29,041
		325,259
Real Estate — 3.9%
American Campus Communities, Inc.	86	4,056
Federal Realty Investment Trust	31	3,545
Healthpeak Properties, Inc.	180	6,008
Highwoods Properties, Inc.	64	2,924
Iron Mountain, Inc.	414	18,026
Kimco Realty Corp.	227	4,837
Life Storage, Inc.	26	2,586
Medical Properties Trust, Inc.	233	4,933
National Retail Properties, Inc.	58	2,688
Omega Healthcare Investors, Inc.	89	3,259
Physicians Realty Trust	88	1,595
Regency Centers Corp.	69	4,457
Simon Property Group, Inc.	158	20,301
SL Green Realty Corp.	51	4,040
Spirit Realty Capital, Inc.	42	1,985
STORE Capital Corp.	78	2,683
Weingarten Realty Investors	71	2,327
Welltower, Inc.	239	17,870
		108,120

The accompanying notes are an integral part of these financial statements.

7

Schedule of Investments (Continued)	Global Beta Smart Income ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6% (Continued)
Utilities — 17.6%
ALLETE, Inc.	64	$4,409
Consolidated Edison, Inc.	605	46,730
Edison International	832	46,484
Exelon Corp.	2,627	118,530
FirstEnergy Corp.	1,136	43,066
MDU Resources Group, Inc.	663	22,317
National Fuel Gas Co.	124	6,434
NextEra Energy, Inc.	880	64,434
NorthWestern Corp.	69	4,371
OGE Energy Corp.	240	8,280
Pinnacle West Capital Corp.	163	13,786
PPL Corp.	964	28,062
Southern Co.	1,217	77,791
		484,694
TOTAL COMMON STOCKS (Cost $2,184,902)		2,745,055

MONEY MARKET FUND — 0.1%
First American Government Obligations Fund - Class X, 0.03% (a)	1,954	1,954
TOTAL MONEY MARKET FUND (Cost $1,954)		1,954
TOTAL INVESTMENTS — 99.7% (Cost $2,186,856)		2,747,009
OTHER ASSETS LESS LIABILITIES — 0.3%		8,176
TOTAL NET ASSETS — 100.0%		$2,755,185

^	U.S. Dollar-denominated foreign security.
(a)	7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advisors LLC.

The accompanying notes are an integral part of these financial statements.

8

Schedule of Investments	Global Beta Low Beta ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.2%
Communication Services — 14.2%
Activision Blizzard, Inc.	34	$3,307
AT&T, Inc.	1,835	54,004
Charter Communications, Inc. - Class A *	29	20,141
Electronic Arts, Inc.	16	2,287
Netflix, Inc. *	18	9,051
Take-Two Interactive Software, Inc. *	7	1,299
T-Mobile U.S., Inc. *	212	29,987
Verizon Communications, Inc.	868	49,033
		169,109
Consumer Discretionary — 11.0%
Amazon.com, Inc. *	18	58,015
Dollar General Corp.	63	12,787
Dollar Tree, Inc. *	88	8,580
Domino’s Pizza, Inc.	4	1,707
eBay, Inc.	66	4,018
Target Corp.	181	41,073
Tractor Supply Co.	24	4,361
		130,541
Consumer Staples — 28.6%
Altria Group, Inc.	158	7,777
Campbell Soup Co.	68	3,310
Church & Dwight Co, Inc.	22	1,886
Clorox Co.	15	2,651
Colgate-Palmolive Co.	82	6,870
Conagra Brands, Inc.	116	4,420
Costco Wholesale Corp.	162	61,280
General Mills, Inc.	115	7,229
Hershey Co.	20	3,461
Hormel Foods Corp.	76	3,689
J. M. Smucker Co.	26	3,466
Kellogg Co.	84	5,501
Kimberly-Clark Corp.	54	7,054
Kraft Heinz Co.	260	11,333
Kroger Co.	1,374	50,810
McCormick & Co., Inc.	25	2,226
Mondelez International, Inc. - Class A	174	11,054
PepsiCo, Inc.	194	28,700
Philip Morris International, Inc.	125	12,054
Procter & Gamble Co.	215	28,993
Tyson Foods, Inc. - Class A	226	17,967
Walmart, Inc.	411	58,374
		340,105
Financials — 7.4%
Assurant, Inc.	28	4,512
Berkshire Hathaway, Inc. - Class B *	222	64,256
Cboe Global Markets, Inc.	14	1,558
Progressive Corp.	181	17,933
		88,259

The accompanying notes are an integral part of these financial statements.

9

Schedule of Investments (Continued)	Global Beta Low Beta ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.2% (Continued)
Health Care — 21.8%
AbbVie, Inc.	168	$19,018
ABIOMED, Inc. *	2	569
Alexion Pharmaceuticals, Inc. *	15	2,648
Amgen, Inc.	40	9,518
Baxter International, Inc.	55	4,517
Becton Dickinson and Co.	29	7,015
Biogen, Inc. *	20	5,350
Bio-Rad Laboratories, Inc. - Class A *	2	1,205
Bristol-Myers Squibb Co.	261	17,153
Cerner Corp.	30	2,347
CVS Health Corp.	766	66,213
Danaher Corp.	40	10,246
DaVita, Inc. *	42	5,043
Eli Lilly and Co.	52	10,386
Gilead Sciences, Inc.	148	9,784
Incyte Corp. *	13	1,089
Johnson & Johnson	198	33,511
Merck & Co, Inc.	242	18,365
Perrigo Co. PLC ^	46	2,122
Pfizer, Inc.	456	17,661
Quest Diagnostics, Inc.	29	3,818
Regeneron Pharmaceuticals, Inc. *	7	3,517
Vertex Pharmaceuticals, Inc. *	11	2,295
Viatris, Inc.	324	4,938
West Pharmaceutical Services, Inc.	3	1,043
		259,371
Industrials — 10.5%
A. O. Smith Corp.	17	1,208
C.H. Robinson Worldwide, Inc.	66	6,404
Expeditors International of Washington, Inc.	38	4,776
IDEX Corp.	6	1,336
JB Hunt Transport Services, Inc.	24	4,117
L3Harris Technologies, Inc.	36	7,850
Lockheed Martin Corp.	71	27,136
Northrop Grumman Corp.	45	16,464
Republic Services, Inc.	40	4,367
Rollins, Inc.	24	818
United Parcel Service, Inc. - Class B	204	43,779
Waste Management, Inc.	48	6,753
		125,008
Information Technology — 2.5%
Akamai Technologies, Inc. *	12	1,371
Citrix Systems, Inc.	9	1,035
F5 Networks, Inc. *	6	1,113
Juniper Networks, Inc.	68	1,790
NortonLifeLock, Inc.	44	1,217
Oracle Corp.	226	17,795
Seagate Technology Holdings PLC ^	54	5,170
Tyler Technologies, Inc. *	1	403
		29,894

The accompanying notes are an integral part of these financial statements.

10

Schedule of Investments (Continued)	Global Beta Low Beta ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.2% (Continued)
Materials — 1.1%
Corteva, Inc.	120	$5,460
Newmont Corp.	74	5,438
Sealed Air Corp.	42	2,388
		13,286
Real Estate — 0.5%
Digital Realty Trust, Inc.	12	1,819
Extra Space Storage, Inc.	4	599
Iron Mountain, Inc.	44	1,916
Public Storage	5	1,412
		5,746
Utilities — 2.6%
American Electric Power Co., Inc.	68	5,848
CMS Energy Corp.	42	2,635
Consolidated Edison, Inc.	64	4,944
Dominion Energy, Inc.	74	5,634
FirstEnergy Corp.	120	4,549
NiSource, Inc.	76	1,938
Xcel Energy, Inc.	68	4,820
		30,368
TOTAL COMMON STOCKS (Cost $1,111,576)		1,191,687

MONEY MARKET FUND — 0.0% #
First American Government Obligations Fund - Class X, 0.03% (a)	530	530
TOTAL MONEY MARKET FUND (Cost $530)		530
TOTAL INVAESTMENTS — 100.2% (Cost $1,112,106)		1,192,217
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,956)
TOTAL NET ASSETS — 100.0%		$1,189,261

*	Non-income producing security.
^	U.S. Dollar-denominated foreign security.
#	Represents less than 0.05% of net assets.
(a)	7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advisors LLC.

The accompanying notes are an integral part of these financial statements.

11

Schedule of Investments	Global Beta Rising Stars ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.4%
Commercial Electronics — 2.3%
Arlo Technologies, Inc. *	1,000	$6,710
NCR Corp. *	212	10,218
Viavi Solutions, Inc. *	554	9,712
		26,640
Communications Equipment — 3.7%
Ciena Corp. *	152	8,036
Comtech Telecommunications Corp.	440	11,128
Extreme Networks, Inc. *	1,186	13,568
NETGEAR, Inc. *	290	11,275
		44,007
Computer Hardware and Storage — 2.7%
NetApp, Inc.	96	7,427
Seagate Technology Holdings PLC ^	140	13,405
Western Digital Corp. *	142	10,683
		31,515
Consumer Electronics — 2.3%
GoPro, Inc. - Class A *	931	10,446
Sonos, Inc. *	445	16,465
		26,911
Electronic Components — 3.7%
Amphenol Corp. - Class A	118	7,937
Belden, Inc.	139	7,033
II-VI, Inc. *	298	20,076
Qorvo, Inc. *	47	8,588
		43,634
General Merchandise Retail — 0.6%
Sea Ltd. - Class A ADR *^	29	7,344

Internet and Data Services — 12.5%
Cars.com, Inc. *	875	12,784
Cloudflare, Inc. - Class A *	222	18,217
Envestnet, Inc. *	144	10,364
EverQuote, Inc. - Class A *	297	9,364
Fastly, Inc. - Class A *	188	8,872
Fiverr International Ltd. *^	69	14,166
Gartner, Inc. *	47	10,897
J2 Global, Inc. *	59	7,347
Spotify Technology SA *^	34	8,213
Switch, Inc. - Class A	1,053	19,870
TrueCar, Inc. *	1,906	11,265
Yelp, Inc. *	400	16,044
		147,403
Investment Services — 0.6%
Intercontinental Exchange, Inc.	58	6,547

Manufacturing Equipment and Services — 2.6%
Flex Ltd. *	577	10,542
Jabil, Inc.	350	19,757
		30,299
Media and Publishing Services — 1.5%
Xperi Holding Corp.	846	18,121

The accompanying notes are an integral part of these financial statements.

12

Schedule of Investments (Continued)	Global Beta Rising Stars ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.4% (Continued)
Mortgage Banking — 0.5%
Mr. Cooper Group, Inc. *	185	$6,399

Other Telecommunications Services — 2.1%
Liberty Broadband Corp. - Class C *	71	11,807
Sify Technologies Ltd. - ADR *^	1,427	4,595
WideOpenWest, Inc. *	530	8,835
		25,237
Semiconductor Equipment and Services — 9.5%
Amkor Technology, Inc.	530	11,183
Axcelis Technologies, Inc. *	348	14,421
Ichor Holdings Ltd. *	353	19,860
Kulicke & Soffa Industries, Inc. ^	381	19,774
MKS Instruments, Inc.	39	7,341
Photronics, Inc. *	963	13,039
Ultra Clean Holdings, Inc. *	212	11,942
Veeco Instruments, Inc. *	610	14,530
		112,090
Semiconductor Manufacturing — 6.1%
Broadcom, Inc.	18	8,502
Cirrus Logic, Inc. *	181	14,131
Diodes, Inc. *	135	10,215
Impinj, Inc. *	195	10,150
Micron Technology, Inc. *	91	7,657
QUALCOMM, Inc.	45	6,054
Skyworks Solutions, Inc.	94	15,980
		72,689
Software — 46.1%
ACI Worldwide, Inc. *	367	14,041
Akamai Technologies, Inc. *	61	6,967
Anaplan, Inc. *	259	13,341
Appian Corp. - Class A *	103	9,320
Avalara, Inc. *	102	13,481
Avaya Holdings Corp. *	205	5,879
Bill.com Holdings, Inc. *	100	14,892
Ceridian HCM Holding, Inc. *	177	15,834
Cornerstone OnDemand, Inc. *	352	15,477
Coupa Software, Inc. *	52	12,386
DocuSign, Inc. *	73	14,718
Domo, Inc. - Class B *	215	14,298
Elastic NV *	98	11,585
Everbridge, Inc. *	108	12,690
LiveRamp Holdings, Inc. *	179	8,993
Medallia, Inc. *	469	12,039
Momentive Global, Inc. *	534	10,386
Momo, Inc. - Class A ADR ^	373	5,233
MongoDB, Inc. - Class A *	66	19,268
NetScout Systems, Inc. *	412	12,113
New Relic, Inc. *	260	16,297
NortonLifeLock, Inc.	305	8,436
Nutanix, Inc. - Class A *	546	17,205
Okta, Inc. - Class A *	69	15,348
PagerDuty, Inc. *	396	16,097
Perion Network Ltd. *^	517	8,551

The accompanying notes are an integral part of these financial statements.

13

Schedule of Investments (Continued)	Global Beta Rising Stars ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.4% (Continued)
Software — 46.1% (Continued)
Ping Identity Holding Corp. *	541	$13,044
Progress Software Corp.	291	12,970
PROS Holdings, Inc. *	203	9,007
RingCentral, Inc. - Class A *	46	12,074
Slack Technologies, Inc. - Class A *	368	16,207
Smartsheet, Inc. - Class A *	323	19,083
SolarWinds Corp. *	704	11,651
Splunk, Inc. *	89	10,787
Sprout Social, Inc. - Class A *	192	13,329
Twilio, Inc. - Class A *	44	14,784
Varonis Systems, Inc. *	228	11,012
VMware, Inc. - Class A *	56	8,842
Workiva, Inc. - Class A *	152	14,425
Yext, Inc. *	619	8,957
Zendesk, Inc. *	112	15,306
Zscaler, Inc. *	85	16,507
Zuora, Inc. - Class A *	791	12,237
		545,097
Technology Consulting Services — 3.6%
Amdocs Ltd.	97	7,576
Cognizant Technology Solutions Corp. - Class A	158	11,307
Perficient, Inc. *	109	7,803
Rimini Street, Inc. - Class A *	1,538	10,012
Unisys Corp. *	252	6,479
		43,177
TOTAL COMMON STOCKS (Cost $1,205,715)		1,187,110

MONEY MARKET FUND — 0.0% #
First American Government Obligations Fund - Class X, 0.03% (a)	352	352
TOTAL MONEY MARKET FUND (Cost $352)		352
TOTAL INVESTMENTS — 100.4% (Cost $1,206,067)		1,187,462
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(4,869)
TOTAL NET ASSETS — 100.0%		$1,182,593

*	Non-income producing security.
^	U.S. Dollar-denominated foreign security.
#	Represents less than 0.05% of net assets.
(a)	7-day net yield.

ADR - American Depositary Receipt

The Revere Business Industry Classifications System (RBICS®) was developed by and/or is the exclusive property of FactSet. RBICS is a service mark of FactSet and has been licensed for use by Global Beta Advisors LLC.

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities	Global Beta ETF Trust

May 31, 2021 (Unaudited)

	Global Beta Smart Income ETF	Global Beta Low Beta ETF	Global Beta Rising Stars ETF
ASSETS
Investments in securities, at value (identified cost $2,184,902, $1,111,576, $1,205,715) (See Note 2)	$2,745,055	$1,191,687	$1,187,110
Investments in money market fund, at value (identified cost $1,954, $530, $352) (See Note 2)	1,954	530	352
Total securities, at value (identified cost $2,186,856, $1,112,106, $1,206,067) (See Note 2)	2,747,009	1,192,217	1,187,462
Receivables:
Dividends and interest	13,763	2,248	323
Total assets	2,760,772	1,194,465	1,187,785

LIABILITIES
Payables:
Investment advisory fees	676	293	281
Trustee fees	4,911	4,911	4,911
Total liabilities	5,587	5,204	5,192
NET ASSETS	$2,755,185	$1,189,261	$1,182,593

NET ASSETS CONSIST OF:
Paid-in capital	$2,588,454	$893,151	$690,427
Total distributable earnings	166,731	296,110	492,166
NET ASSETS	$2,755,185	$1,189,261	$1,182,593

Shares issued and outstanding, $0 par value, unlimited shares authorized	125,000	50,000	50,000

Net Asset Value, Offering Price and Redemption Price Per Share	$22.04	$23.79	$23.65

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations	Global Beta ETF Trust

For The Six Months Ended May 31, 2021 (Unaudited)

	Global Beta Smart Income ETF	Global Beta Low Beta ETF	Global Beta Rising Stars ETF
INVESTMENT INCOME
Dividends and interest	$48,303	$21,094	$5,223
Total investment income	48,303	21,094	5,223

EXPENSES
Investment advisory fees (See Note 3)	3,160	1,987	2,478
Trustee fees (See Note 3)	4,911	12,410	12,410
Legal fees (See Note 3)	1,259	2,759	2,759
Total expenses	9,330	17,156	17,647
Less: fees reimbursed by adviser (See Note 3)	(6,170)	(15,169)	(15,169)
Net expenses	3,160	1,987	2,478
Net Investment Income	45,143	19,107	2,745

REALIZED & UNREALIZED GAINS ON INVESTMENTS
Net realized gain (loss) on:
Investments	176,731	9,331	(3,057)
In-Kind Redemptions	(5)	196,665	539,473
Net realized gains	176,726	205,996	536,416
Change in net unrealized appreciation/depreciation on investments	339,530	(83,174)	(263,090)
Net realized and unrealized gain on investments	516,256	122,822	273,326
Net increase in net assets resulting from operations	$561,399	$141,929	$276,071

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets	Global Beta Smart Income ETF

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020(a)
OPERATIONS
Net investment income	$45,143	$78,624
Net realized gain (loss)	176,726	(706,836)
Net change in unrealized appreciation	339,530	220,622
Net increase (decrease) in net assets resulting from operations	561,399	(407,590)

DISTRIBUTIONS
Distributable earnings	(40,042)	(66,000)
Total distributions	(40,042)	(66,000)

CAPITAL TRANSACTIONS
Proceeds from shares issued	$518,563	$2,400,000
Cost of shares redeemed	—	(311,145)
Net increase from capital transactions	518,563	2,088,855
Total Increase in Net Assets	$1,039,920	$1,615,265

NET ASSETS
Beginning of period	1,715,265	100,000	(b)
End of period	$2,755,185	$1,715,265

SHARE TRANSACTIONS
Beginning of period	100,000	5,000	(b)
Shares issued in-kind	25,000	125,000
Shares redeemed	—	(5,000	)(b)
Shares redeemed in-kind	—	(25,000)
Shares Outstanding, End of Period	125,000	100,000

(a)	Commencement of investment operations on December 27, 2019.
(b)

Beginning capital of $100,000 was contributed by Global Beta Advisors LLC, investment adviser to the Fund, in exchange for 5,000 Shares of the Fund in connection with the seeding of the Trust. The shares were redeemed by the adviser on the commencement of investment operations on December 27, 2019.

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets	Global Beta Low Beta ETF

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020(a)
OPERATIONS
Net investment income	$19,107	$18,796
Net realized gain	205,996	17,016
Net change in unrealized appreciation/depreciation	(83,174)	163,285
Net increase in net assets resulting from operations	141,929	199,097

DISTRIBUTIONS
Distributable earnings	(19,885)	(8,000)
Total distributions	(19,885)	(8,000)

CAPITAL TRANSACTIONS
Proceeds from shares issued	$1,120,352	$3,014,113
Cost of shares redeemed	(2,747,667)	(510,678)
Net increase (decrease) from capital transactions	(1,627,315)	2,503,435
Total Increase (Decrease) in Net Assets	$(1,505,271)	$2,694,532

NET ASSETS
Beginning of period	2,694,532	—
End of period	$1,189,261	$2,694,532

SHARE TRANSACTIONS
Beginning of period	125,000	—
Shares issued in-kind	50,000	150,000
Shares redeemed in-kind	(125,000)	(25,000)
Shares Outstanding, End of Period	50,000	125,000

(a)	Commencement of investment operations on July 24, 2020.

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets	Global Beta Rising Stars ETF

	For the Six Months Ended May 31, 2021 (Unaudited)	For the Period Ended November 30, 2020(a)
OPERATIONS
Net investment income	$2,745	$8,032
Net realized gain	536,416	21,973
Net change in unrealized appreciation/depreciation	(263,090)	244,485
Net increase in net assets resulting from operations	276,071	274,490

DISTRIBUTIONS
Distributable earnings	(7,525)	(3,000)
Total distributions	(7,525)	(3,000)

CAPITAL TRANSACTIONS
Proceeds from shares issued	$3,463,332	$3,019,328
Cost of shares redeemed	(5,331,200)	(508,903)
Net increase (decrease) from capital transactions	(1,867,868)	2,510,425
Total Increase (Decrease) in Net Assets	$(1,599,322)	$2,781,915

NET ASSETS
Beginning of period	2,781,915	—
End of period	$1,182,593	$2,781,915

SHARE TRANSACTIONS
Beginning of period	125,000	—
Shares issued in-kind	150,000	150,000
Shares redeemed in-kind	(225,000)	(25,000)
Shares Outstanding, End of Period	50,000	125,000

(a)	Commencement of investment operations on July 24, 2020.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights	Global Beta Smart Income ETF

For a capital share outstanding throughout the periods

	For the Period Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020(a)
Net asset value, beginning of period	$17.15		$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.41		0.74
Net realized and unrealized gain (loss) on investments(c)	4.88		(2.99)
Total from investment operations	5.29		(2.25)

LESS DISTRIBUTIONS:
From net investment income	(0.40)		(0.60)
Total distributions	(0.40)		(0.60)

Net asset value, end of period	$22.04		$17.15

TOTAL RETURNS:
Net Asset Value(d)	31.21	%^	-10.35	%^
Market Value(e)	31.51	%^	-10.54	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$2.8		$1.7
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	0.86	%+	5.41	%+
After fees waived and expenses reimbursed	0.29	%(f)+	0.12	%(g)+
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	3.58	%+	(0.30	)%+
After fees waived and expenses reimbursed	4.14	%(f)+	4.99	%(g)+
Portfolio turnover rate(h)	55	%^	169	%^

(a)	Commencement of investment operations on December 27, 2019.
(b)	Calculated using average shares outstanding, during the period.
(c)

The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(e)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)	Effective May 1, 2021, the Advisory Agreement was amended to charge a single unitary management fee. See Note 3.
(g)	Includes voluntary fees waived by the Adviser of $2,698 or 0.17% of average net assets for the period.
(h)	Portfolio turnover rate excludes in-kind transactions.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

20

Financial Highlights	Global Beta Low Beta ETF

For a capital share outstanding throughout the periods

	For the Period Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020(a)
Net asset value, beginning of period	$21.56		$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.31		0.15
Net realized and unrealized gain on investments(c)	2.15		1.46
Total from investment operations	2.46		1.61

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.05)
Total distributions	(0.23)		(0.05)

Net asset value, end of period	$23.79		$21.56

TOTAL RETURNS:
Net Asset Value(d)	11.52	%^	8.06	%^
Market Value(e)	11.76	%^	7.97	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$1.2		$2.7
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	2.50	%+	2.09	%+
After fees waived and expenses reimbursed	0.29	%(f)+	0.29	%+
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	0.57	%+	0.23	%+
After fees waived and expenses reimbursed	2.79	%(f)+	2.03	%+
Portfolio turnover rate(g)	21	%^	0	%^#

(a)	Commencement of investment operations on July 24, 2020.
(b)	Calculated using average shares outstanding, during the period.
(c)

The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(e)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)	Effective May 1, 2021, the Advisory Agreement was amended to charge a single unitary management fee. See Note 3.
(g)	Portfolio turnover rate excludes in-kind transactions.
^	Not Annualized.
+	Annualized.
#	Less than 1%.

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights	Global Beta Rising Stars ETF

For a capital share outstanding throughout the periods

	For the Period Ended May 31, 2021 (Unaudited)		For the Period Ended November 30, 2020(a)
Net asset value, beginning of period	$22.26		$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04		0.06
Net realized and unrealized gain on investments(c)	1.42		2.22
Total from investment operations	1.46		2.28

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.02)
Total distributions	(0.07)		(0.02)

Net asset value, end of period	$23.65		$22.26

TOTAL RETURNS:
Net Asset Value(d)	6.47	%^	11.39	%^
Market Value(e)	6.58	%^	11.27	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$1.2		$2.8
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	2.06	%+	2.05	%+
After fees waived and expenses reimbursed	0.29	%(f)+	0.29	%+
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	(1.45	)%+	(0.91	)%+
After fees waived and expenses reimbursed	0.32	%(f)+	0.85	%+
Portfolio turnover rate(g)	199	%(h)^	30	%^

(a)	Commencement of investment operations on July 24, 2020.
(b)	Calculated using average shares outstanding, during the period.
(c)

The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(e)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)	Effective May 1, 2021, the Advisory Agreement was amended to charge a single unitary management fee. See Note 3.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Increase in the Portfolio turnover was a result of the Target Index change that was effective on December 18, 2020.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

22

Notes to the Financial Statements	Global Beta ETF Trust

May 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Global Beta ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 22, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. As of the period covered by this report, the Trust consists of three operational exchange-traded funds. The Global Beta Smart Income ETF (the “Smart Income ETF”), Global Beta Low Beta ETF (the “Low Beta ETF”) and Global Beta Rising Stars ETF (the “Rising Stars ETF”, and formerly the Global Beta Momentum-Growth ETF), (each the “Fund”, collectively the “Funds”) each are diversified series of the Trust, pursuant to the 1940 Act. The Funds seeks to track the performance (before fees and expenses) of the Global Beta Smart Income Index, Global Beta Low Beta Factor Index and FactSet Rising Stars Index (their respective “Target Index”), respectively. There can be no guarantee that a Fund will achieve its investment objective. The inception dates of the Smart Income ETF, Low Beta ETF and Rising Stars ETF are December 27, 2019, July 24, 2020 and July 24, 2020, respectively.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Investment Valuation. The net asset value (“NAV”) of the Funds’ shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index. This may adversely affect each Fund’s ability to track its Target Index.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

23

Notes to the Financial Statements (Continued)	Global Beta ETF Trust

May 31, 2021 (Unaudited)

●

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Global Beta Smart Income ETF investments as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,745,055	$—	$—	$2,745,055
Short Term Investment	1,954	—	—	1,954
Total Investments in Securities	$2,747,009	$—	$—	$2,747,009

See the Schedule of Investments for further detail of investment classification.

The following is a summary of the inputs used to value the Global Beta Low Beta ETF investments as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,191,687	$—	$—	$1,191,687
Short Term Investment	530	—	—	530
Total Investments in Securities	$1,192,217	$—	$—	$1,192,217

See the Schedule of Investments for further detail of investment classification.

The following is a summary of the inputs used to value the Global Beta Rising Stars ETF investments as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,187,110	$—	$—	$1,187,110
Short Term Investment	352	—	—	352
Total Investments in Securities	$1,187,462	$—	$—	$1,187,462

See the Schedule of Investments for further detail of investment classification.

B. Real Estate Investment Trust. The Funds may obtain exposure to real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

C. Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

24

Notes to the Financial Statements (Continued)	Global Beta ETF Trust

May 31, 2021 (Unaudited)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For fiscal year ended November 30, 2020, the Funds did not have any post October losses.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses for an unlimited period. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At November 30, 2020, the following Capital Loss Carryover were available:

	Indefinite Short-Term	Total
Global Beta Smart Income ETF	$579,499	$579,499
Global Beta Rising Stars ETF	$25,552	$25,552

E. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

F. Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis. The net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Share Valuation. The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds are equal to the NAV per share.

I. Guarantees and Indemnifications. In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

25

Notes to the Financial Statements (Continued)	Global Beta ETF Trust

May 31, 2021 (Unaudited)

J. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal period ended November 30, 2020, the following adjustments were made:

	Distributable Earnings	Paid-in Capital
Global Beta Smart Income ETF	$118,964	$(118,964)
Global Beta Low Beta ETF	$(17,031)	$17,031
Global Beta Rising Stars ETF	$(47,870)	$47,870

K. COVID-19. The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance.

L. Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Global Beta Advisors LLC serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For services provided to the Funds, each Fund pays the Adviser a management fee at an annual rate of 0.29% based on the Funds’ average daily net assets. For the period ended May 31, 2021, the Smart Income ETF, Low Beta ETF and Rising Stars ETF incurred $3,160, $1,987 and $2,478 in investment advisory fees, respectively.

Prior to May 1, 2021, under the terms of the Trust’s Advisory Agreement, the Adviser agreed to pay all of the ordinary operating expenses of the Funds that each Fund would be otherwise required to pay except for (i) the management fee payment under Advisory Agreement, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Board and officers with respect thereto), (viii) compensation and expenses of the members of the Board who are not “interested” within the meaning of the 1940 Act (the “Independent Trustees”), (ix) fees and expenses of counsel to the Independent Trustees and (x) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Funds).

On April 16, 2021 the Board of Trustees of the Trust approved to amend the Advisory Agreement. Effective May 1, 2021 under the terms of the amended Advisory Agreement, and in exchange for a single unitary management fee, the Adviser has agreed to pay all of the ordinary operating expenses of each Fund with the exception of the following: (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Funds).

Prior to May 1, 2021, pursuant to an Expense Reimbursement Agreement (“Expense Agreement”), the Adviser had reimbursed the Funds through April 30, 2021 for the (i) compensation and expenses of the Independent Trustees and (ii) fees and expenses of Counsel to the Independent Trustees, except for any (i) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Independent Trustees with respect thereto) and (ii) extraordinary or non-routine fees or expenses. For the period ended May 31, 2021, the Adviser reimbursed the Smart Income ETF, Low Beta ETF and Rising Stars ETF, $6,170, $15,169 and

26

Notes to the Financial Statements (Continued)	Global Beta ETF Trust

May 31, 2021 (Unaudited)

$15,169, respectively. The Adviser voluntarily waived its investment advisory fees for the Smart Income Fund through June 30, 2020. For the period ended November 30, 2020, the voluntary fees waived were $2,698. Pursuant to the Expense Agreement, waived fees are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity, performs various administrative and accounting services for the Funds. Funds Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; and coordinates the preparation and payment of the Funds’ advisory expense. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of May 31, 2021, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

Compass Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds, acts as the Funds’ distributor in a continuous public offering of the Funds’ shares, and serves as the Distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in Note 6. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

At May 31, 2021, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended May 31, 2021, were as follows:

	Purchases	Sales
Global Beta Smart Income ETF	$1,191,765	$1,198,603
Global Beta Low Beta ETF	$280,427	$676,555
Global Beta Rising Stars ETF	$3,289,955	$3,911,105

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended May 31, 2021, were as follows:

	Purchases In-Kind	Sales In-Kind
Global Beta Smart Income ETF	$522,892	$—
Global Beta Low Beta ETF	$1,118,499	$2,342,451
Global Beta Rising Stars ETF	$3,437,718	$4,682,248

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of the distributions paid during the periods ended May 31, 2021 and November 30, 2020 were as follows:

	Period Ended May 31, 2021 Ordinary Income	Period Ended November 30, 2020 Ordinary Income
Global Beta Smart Income ETF	$40,042	$66,000
Global Beta Low Beta ETF	$19,885	$8,000
Global Beta Rising Stars ETF	$7,525	$3,000

27

Notes to the Financial Statements (Continued)	Global Beta ETF Trust

May 31, 2021 (Unaudited)

As of November 30, 2020, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Global Beta Smart Income ETF	Global Beta Low Beta ETF	Global Beta Rising Stars ETF
Federal income tax cost of investments	$1,503,788	$2,527,543	$2,537,298
Aggregate gross unrealized appreciation	247,722	219,540	289,787
Aggregate gross unrealized depreciation	(35,473)	(56,928)	(45,647)
Net unrealized appreciation (depreciation)	212,249	162,612	244,140
Undistributed Ordinary Income	12,624	11,449	5,032
Undistributed Long Term Capital Gains	—	5	—
Total distributable earnings	12,624	11,454	5,032
Accumulated capital and other gain/(loss)	(579,499)	—	(25,552)
Total accumulated gain/(loss)	(354,626)	174,066	223,620

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE. Market prices for the shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for a specified basket of securities (which may include cash in lieu of certain securities), together with the deposit of a specified cash amount. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a participant in The Depository Trust Company and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The standard fixed transaction fee for the Funds are $250, payable to the Custodian. Additionally, a variable fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Unit (inclusive of any transaction fees charged), for each creation or redemption. Variable fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of the period ended May 31, 2021, a beneficial owner of the Adviser owned 62,600 shares of the Smart Income ETF, representing 50.1% of the shares outstanding.

NOTE 8 – PRINCIPAL RISKS

As with all exchange traded funds (‘’ETFs’’), shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. A description of principal risks is included in the prospectus under the heading ‘’Principal Investment Risks’’.

28

Expense Example	Global Beta ETF Trust

For the Period Ended May 31, 2021 (Unaudited)

As a shareholder of the Smart Income ETF, Low Beta ETF and/or Rising Stars ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars)(excluding transaction costs) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2020 – May 31, 2021).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Global Beta Smart Income ETF

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Actual	$1,000.00	$1,312,10	$1.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.49	$1.46

Global Beta Low Beta ETF

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Actual	$1,000.00	$1,115.20	$1.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.49	$1.46

Global Beta Rising Stars ETF

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Actual	$1,000.00	$1,064.70	$1.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.49	$1.46

*

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.29%, multiplied by the number of days in the six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 365 days.

29

Additional Information (Unaudited)	Global Beta ETF Trust

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.globalbetaetf.com.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

Global Beta ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date on Form N-PORT and, for periods prior to March 31, 2020, on Form N-Q. The Forms NQ and Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds full portfolio holdings are updated daily and available on the Global Beta ETFs website at www.globalbetaetf.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (833) 933-2083, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.globalbetaetf.com. Information on how the Fund voted proxies relating to portfolio securities during the period ended November 30 is available without charge, upon request, by calling (833) 933-2083 or by accessing the website of the SEC.

FEDERAL TAX INFORMATION

For the fiscal year ended November 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Global Beta Smart Income ETF	95.38%
Global Beta Low Beta ETF	100.00%
Global Beta Rising Stars ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2020 was as follows:

Global Beta Smart Income ETF	91.50%
Global Beta Low Beta ETF	100.00%
Global Beta Rising Stars ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Global Beta Smart Income ETF	0.00%
Global Beta Low Beta ETF	0.00%
Global Beta Rising Stars ETF	0.00%

30

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Fund	Symbol	CUSIP
Global Beta Smart Income ETF	GBDV	37959X100
Global Beta Low Beta ETF	GBLO	37959X209
Global Beta Rising Stars ETF	GBGR	37959X308

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Global Beta Advisors LLC 2001 Market Street, Suite 2630 Philadelphia, PA 19103	Distributor Compass Distributors, LLC Three Canal Plaza, 3rd Floor Portland, ME 04101	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm WithumSmith+Brown PC 155 Seaport Boulevard, 3rd Floor Boston, MA 02210	Legal Counsel Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Beta ETF Trust

By (Signature and Title)*	/s/ Vince Lowry
Vince Lowry, President/Principal Executive Officer

Date	7/27/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vince Lowry
Vince Lowry, President/Principal Executive Officer

Date	7/27/2021

By (Signature and Title)	/s/ Josh Hunter
Josh Hunter, Principal Financial Officer

Date	7/27/2021